Financial instruments by category - Summary of Detailed Information of Category of Financial Instruments (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial asset measured at fair value through profit or loss:
Financial asset at fair value through profit or loss	¥ 5,000
Financial asset measured at amortized costs:
Financial assets	86,363	¥ 26,281
Financial liabilities measured at amortized cost:
Financial liabilities at amortised cost	72,903	33,186
Trade payables [Member]
Financial liabilities measured at amortized cost:
Financial liabilities at amortised cost	437
Other payables and accruals (excluding employee benefit payables and taxes payables) {Member]
Financial liabilities measured at amortized cost:
Financial liabilities at amortised cost	52,009	14,580
Lease liabilities [member]
Financial liabilities measured at amortized cost:
Financial liabilities at amortised cost	20,457	18,606
Trade receivables [member]
Financial asset measured at amortized costs:
Financial assets at amortised cost	740
Other receivables, prepayments and deposits (excluding prepayments to suppliers and prepaid expenses). [Member]
Financial asset measured at amortized costs:
Financial assets at amortised cost	71,897	22,616
Cash and cash equivalents [Member]
Financial asset measured at amortized costs:
Financial assets at amortised cost	¥ 8,726	¥ 3,665